FINANCIAL ASSETS AT FAIR VALUE (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Increase decrese in value of portfolio securities percentage	1.00%
Increase in fair value through profit or loss and net assets	$ 560
Level 1 of fair value hierarchy [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investments with yields percentage	3.70%
Level 1 of fair value hierarchy [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Investments with yields percentage	4.35%